RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 03, 2020	Jul. 30, 2020	Apr. 29, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities	$ 1,086,541,457	$ 216,178,873	$ 207,885,833	$ 155,872,000
Class A Common Stock Subject to Possible Redemption	2,070,000,000	1,853,437,770	1,862,600,995	1,914,737,110
Additional Paid-in Capital		68,460,540	59,297,406	7,161,813
Accumulated deficit	(1,083,365,557)	(63,467,875)	54,304,650	2,168,536
Shareholders' Equity	(1,083,360,382)	$ 5,000,006	$ 5,000,006	$ 5,000,005		$ 0
Number of shares subject to redemption		185,343,777	186,248,002	191,473,711
Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock		$ 2,166	$ 2,075	$ 1,553
Number of shares subject to redemption	207,000,000	185,343,777			185,343,777
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities		$ 73,978,373	72,483,333	72,450,000
Class A Common Stock Subject to Possible Redemption		1,995,638,270	1,998,003,495	1,998,159,110
Additional Paid-in Capital		7,515,926	5,150,724	4,995,112
Accumulated deficit		(2,521,839)	156,614	1,000
Shareholders' Equity		$ 5,000,006	$ 5,000,006	$ 5,000,005
Number of shares subject to redemption		199,563,827	199,787,373	199,815,911
As Previously Reported | Restatement of warrants as derivative liabilities | Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock		$ 744	$ 721	$ 718
As Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities		142,200,500	135,402,500	83,422,000
Class A Common Stock Subject to Possible Redemption		(142,200,500)	(135,402,500)	(83,422,000)
Additional Paid-in Capital		60,944,614	54,146,682	2,166,701
Accumulated deficit		$ (60,946,036)	$ 54,148,036	$ 2,167,536
Number of shares subject to redemption		(14,220,050)	(13,539,371)	(8,342,200)
As Adjustments | Restatement of warrants as derivative liabilities | Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock		$ 1,422	$ 1,354	$ 835